Operating Segments - Schedule of Segment Assets (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Disclosure of operating segments [line items]
Assets	RM 409,308,663	$ 91,559,740	RM 118,047,637	RM 41,824,104
Operating Segments [Member]
Disclosure of operating segments [line items]
Assets	409,308,663		118,047,637	33,181,291
Operating Segments [Member] | Business strategy consultancy [Member]
Disclosure of operating segments [line items]
Assets	152,229,067		56,519,511	19,043,436
Operating Segments [Member] | Technology development, solutions and consultancy [Member]
Disclosure of operating segments [line items]
Assets	117,192,924		15,496,175	1,175,112
Operating Segments [Member] | Sales of goods [Member]
Disclosure of operating segments [line items]
Assets	12,474,902		38,007,733
Operating Segments [Member] | Investments and others [Member]
Disclosure of operating segments [line items]
Assets	127,411,770		8,024,218	12,962,743
Unallocated assets [Member]
Disclosure of operating segments [line items]
Assets				RM 8,642,813